Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Contingent Liabilities

	2021	2020
	US$M	US$M
Associates and joint ventures (1)	1,532	1,314
Subsidiaries and joint operations (1)	1,615	1,534

Total	3,147	2,848

(1)
There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.